COMMON STOCK (Details 2) CAD in Thousands	12 Months Ended
Jun. 30, 2017 CAD shares
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Number of outstanding | shares	16,605,000
Number exercisable | shares	9,281,250
CAD
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Aggregate Intrinsic Value | CAD	CAD 811
Aggregate Intrinsic Value | CAD	CAD 639
Exercise Price C$0.62 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Expiry date	Jan. 19, 2021
Number of outstanding | shares	5,275,000
Number exercisable | shares	3,956,250
Exercise Price C$0.62 [Member] | CAD
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Aggregate Intrinsic Value | CAD	CAD 686
Aggregate Intrinsic Value | CAD	CAD 514
Exercise Price C$0.65 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Expiry date	Jul. 28, 2017
Number of outstanding | shares	1,250,000
Number exercisable | shares	1,250,000
Exercise Price C$0.65 [Member] | CAD
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Aggregate Intrinsic Value | CAD	CAD 125
Aggregate Intrinsic Value | CAD	CAD 125
Exercise Price C$0.76 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Expiry date	Sep. 02, 2017
Number of outstanding | shares	500,000
Number exercisable | shares	500,000
Exercise Price C$0.76 [Member] | CAD
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Aggregate Intrinsic Value | CAD
Aggregate Intrinsic Value | CAD
Exercise Price C$0.76 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Expiry date	Mar. 06, 2022
Number of outstanding | shares	5,650,000
Number exercisable | shares
Exercise Price C$0.76 [Member] | CAD
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Aggregate Intrinsic Value | CAD
Aggregate Intrinsic Value | CAD
Exercise Price C$0.80 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Expiry date	Dec. 22, 2017
Number of outstanding | shares	2,720,000
Number exercisable | shares	2,720,000
Exercise Price C$0.80 [Member] | CAD
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Aggregate Intrinsic Value | CAD
Aggregate Intrinsic Value | CAD
Exercise Price C$0.94 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Expiry date	Apr. 28, 2018
Number of outstanding | shares	500,000
Number exercisable | shares	500,000
Exercise Price C$0.94 [Member] | CAD
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Aggregate Intrinsic Value | CAD
Aggregate Intrinsic Value | CAD
Exercise Price C$0.96 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Expiry date	Jul. 21, 2021
Number of outstanding | shares	710,000
Number exercisable | shares	355,000
Exercise Price C$0.96 [Member] | CAD
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Aggregate Intrinsic Value | CAD
Aggregate Intrinsic Value | CAD